Shareholders' equity, net (Details 4)	12 Months Ended
Dec. 31, 2018 Number
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2,815
Up to 1.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2,811
From 1.01 to 20.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2
From 20.01 to 30.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	1
From 30.01 to 60.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	1
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Shareholders' equity, net [Line Items]
Percentage of equity interest	100.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | Up to 1.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Percentage of equity interest	4.37%
Sociedad Minera Cerro Verde S.A.A. [Member] | From 1.01 to 20.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Percentage of equity interest	21.07%
Sociedad Minera Cerro Verde S.A.A. [Member] | From 20.01 to 30.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Percentage of equity interest	21.00%
Sociedad Minera Cerro Verde S.A.A. [Member] | From 30.01 to 60.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Percentage of equity interest	53.56%